UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER:	811-22887

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos ETF Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville
Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P Calamos, Sr.,
c/o Calamos Advisors LLC
2020 Calamos Court,
Naperville, Illinois
60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE:	(630) 245-7200

DATE OF FISCAL YEAR END:	July 31, 2024

DATE OF REPORTING PERIOD:	August 1, 2023 through January 31, 2024

ITEM 1. REPORT TO SHAREHOLDERS.

TIMELY INFORMATION INSIDE

Visit www.calamos.com/paperless to enroll. You can view shareholder communications, including fund prospectuses, annual reports and other shareholder materials online long before the printed publications arrive by traditional mail.

Calamos Antetokounmpo Global Sustainable Equities ETF

SEMIANNUAL REPORT JANUARY 31, 2024

Calamos Antetokounmpo Global Sustainable Equities ETF (NYSE Arca — Ticker: SROI)

Investing for a Brighter Future

Calamos Antetokounmpo Global Sustainable Equities ETF provides an opportunity to invest worldwide in what we deem are high-quality companies that contribute to a more sustainable world and improved conditions for humankind.

Seeking a Better Way to Invest

Calamos has partnered with NBA superstar and philanthropist Giannis Antetokounmpo with the shared aim to inspire, drive greatness and contribute to a better world. The partnership, Calamos Antetokounmpo Asset Management LLC ("CGAM"), marks the first time an asset manager and professional athlete have teamed together as 50/50 co-owners. The structure is symbolic of our commitment—two powerhouses joined as one team—to seek positive investment and societal returns. Together through our partnership, we launched the new Calamos Antetokounmpo Global Sustainable Equities ETF, and we seek to donate a portion of CGAM's profits to charity.

Pursuing Positive Long-Term Investment and Societal Returns

The Fund is managed by the Calamos Sustainable Equities Team, which established and maintains one of the longest-running sustainable investing processes in the United States, consistently applied for more than 25 years. This experience provides Co-Portfolio Managers James Madden and Anthony Tursich as well as Associate Portfolio Manager Beth Williamson with a depth of perspective on sustainable investing.

They believe a portfolio of global high-quality growth companies that produce consistent returns above the cost of capital while maintaining sustainable competitive advantages is the best way to achieve steady, strong and enduring relative returns. They view companies able to sustain success over the long term as sharing certain defining characteristics:

•  A history of innovation and competitiveness

•  Products and services that meet important, widely held needs

•  Market leadership and the ability to maintain their edge

•  Strong business fundamentals relative to their industry

•  A record of mitigating environmental risk and managing within ecological limits

•  Ethical management, reflected in corporate behavior

The team has found that these characteristics apply whether the company is an established global market leader or a smaller regional player with a better product or service.

TABLE OF CONTENTS

Expense Overview and Fund Details	1
Schedule of Investments	4
Statement of Assets and Liabilities	7
Statement of Operations	8
Statement of Changes In Net Assets	9
Notes to Financial Statements	10
Financial Highlights	15
Report of Independent Registered Public Accounting Firm	16

Calamos Antetokounmpo Asset Management LLC ("CGAM") serves as the Fund's adviser ("Adviser"). CGAM is jointly owned by Calamos Advisors LLC and Original C Fund, LLC, an entity whose voting rights are wholly owned by Original PE, LLC which, in turn, is wholly owned by Giannis Sina Ugo Antetokounmpo.

Mr. Antetokounmpo serves on the Adviser's Board of Directors and has indirect control of half of the Adviser's Board.

Mr. Antetokounmpo is not a portfolio manager of the Fund and will not be involved in the day-to-day management of the Fund's investments, and neither Original C nor Mr. Antetokounmpo shall provide any "investment advice" to the Fund. Mr. Antetokounmpo provided input in selecting the initial strategy for the Fund.

Mr. Antetokounmpo will be involved with marketing efforts on behalf of the Adviser.

If Mr. Antetokounmpo is no longer involved with the Fund or the Adviser then "Antetokounmpo" will be removed from the name of the Fund and the Adviser. Further, shareholders would be notified of any change of name of the Fund or its strategy. The Adviser is jointly owned and controlled by Calamos Advisors LLC and, indirectly, by Mr. Antetokounmpo, a well-known professional athlete. Unanticipated events, including, without limitation, death, adverse reputational events or business disputes, could result in Mr. Antetokounmpo no longer being associated or involved with the Adviser. Any such event could adversely impact the Fund and result in shareholders experiencing substantial losses.

Expense Overview

EXPENSE OVERVIEW

As a shareholder of an ETF, you incur two types of costs. You incur:

1) Transaction costs, including brokerage commissions paid on purchases and sales for fund shares.

2) Ongoing costs, including management fees, and other fund expenses.

The examples in this report are based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2023 to January 31, 2024. It is intended to help you understand the ongoing costs associated with investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

There are two parts of the Fund's chart:

Actual

In this part of the chart, you'll see the actual expenses you would have paid on a $1,000 investment made at the beginning of the period and held for the entire period in the Fund from August 1, 2023 to January 31, 2024, the period covered by this report. This chart also shows the actual returns, after expenses, you would have earned during that time. This chart can help you estimate your own expenses. For example, if you invested $8,600 in the fund, simply divide $8,600 by $1,000, then multiply that result by the figure in the Actual Expenses per $1,000 row. In this example, you would multiply 8.6 times the figure.

Hypothetical

In this part of the chart, you'll see the hypothetical expenses you would have paid on a $1,000 investment from August 1, 2023 to January 31, 2024, and the hypothetical returns, after expenses, you would have earned during that time. The Securities and Exchange Commission (SEC) has established the guidelines for this chart, including the assumed 5% annual rate of return before expenses, which is what you'll see in the chart. Note that this chart will not help you determine your own expenses, but will help you compare expenses of the fund you own to the expenses of another fund since the information for that fund should be calculated using the same assumptions.

Please note that the expenses shown in the chart are meant to highlight your ongoing costs only and do not include any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the chart is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

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1

Expense Example

The actual and hypothetical examples shown assume a $1,000 investment at the beginning of the period, August 1, 2023 and held through January 31, 2024.

Actual Expenses per $1,000*	$4.78
Actual – Ending Balance	$999.60
Hypothetical Expenses per $1,000*	$4.82
Hypothetical – Ending Value	$1,020.36
Annualized expense ratio	0.95%

*  Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366.

CALAMOS ANTETOKOUNMPO GLOBAL SUSTAINABLE EQUITIES ETF SEMIANNUAL REPORT
2

Fund Details

CALAMOS ANTETOKOUNMPO GLOBAL SUSTAINABLE
EQUITIES ETF

SECTOR WEIGHTINGS*

Information Technology	23.6%
Financials	15.4
Industrials	14.5
Health Care	13.2
Consumer Discretionary	10.4
Consumer Staples	6.1
Communication Services	5.1
Materials	5.1
Utilities	3.8
Real Estate	1.9

Sector weightings are subject to change daily and are calculated as a percentage of net assets. The table excludes cash or cash equivalents, any government/sovereign bonds or broad based index hedging securities the Fund may hold.

*  As of January 31, 2024

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Antetokounmpo Global Sustainable Equities ETF   Schedule of Investments January 31, 2024 (Unaudited)

NUMBER OF SHARES			VALUE
COMMON STOCKS (99.1%)
		Communication Services (5.1%)
2,642		Alphabet, Inc. - Class A#	$370,144
2,012	CAD	BCE, Inc.	81,186
2,190		Verizon Communications, Inc.	92,747
			544,077
		Consumer Discretionary (10.4%)
840	EUR	Amadeus IT Group, SA	59,061
452		Aptiv, PLC#	36,761
5,192	HKD	BYD Company, Ltd. - Class H	115,755
2,219	EUR	Cie Generale des Etablissements Michelin SCA	73,909
2,310	GBP	Greggs, PLC	78,222
311		Home Depot, Inc.	109,771
2,278	EUR	Industria de Diseno Textil, SA	97,759
1,188		LKQ Corp.	55,444
508		NIKE, Inc. - Class B	51,577
1,568		Sony Group Corp. (ADR)	153,272
785		Starbucks Corp.	73,029
1,528		TJX Cos., Inc.	145,022
234		Tractor Supply Company	52,556
			1,102,138
		Consumer Staples (6.1%)
194		Costco Wholesale Corp.	134,807
1,743		Darling Ingredients, Inc.#	75,472
4,242	EUR	Jeronimo Martins SGPS, SA	96,638
930	EUR	Kerry Group, PLC - Class A	83,097
2,717	EUR	Koninklijke Ahold Delhaize, NV	76,372
162	EUR	L'Oreal, SA	77,855
760		Target Corp.	105,701
			649,942
		Financials (15.4%)
7,868	HKD	AIA Group, Ltd.	61,340
13,122	GBP	Aviva, PLC	71,889
1,524		Bank of New York Mellon Corp.	84,521
232,600	IDR	Bank Rakyat Indonesia Persero, Tbk PT	84,019
484		Credicorp, Ltd.	71,840
3,408	NOK	DNB Bank, ASA	66,460
1,807	EUR	Edenred, SE	108,226
11,482	MXN	Grupo Financiero Banorte, SAB de CV - Class O	116,751
2,368	HKD	Hang Seng Bank, Ltd.	24,610
1,584		HDFC Bank, Ltd. (ADR)	87,896
1,559	HKD	Hong Kong Exchanges & Clearing, Ltd.	47,181
574		Intercontinental Exchange, Inc.	73,087
9,252		Itau Unibanco Holding, SA (ADR)	61,063
495		Jack Henry & Associates, Inc.	82,086
NUMBER OF SHARES			VALUE
1,080	EUR	KBC Group, NV	$70,590
104		MSCI, Inc.	62,257
518		PNC Financial Services Group, Inc.	78,327
2,732	KRW	Shinhan Financial Group Company, Ltd.	83,619
510		Travelers Companies, Inc.	107,794
702		Visa, Inc. - Class A	191,829
			1,635,385
		Health Care (13.2%)
316	AUD	Cochlear, Ltd.	63,122
756	AUD	CSL, Ltd.	149,635
744		Edwards Lifesciences Corp.#	58,382
399	EUR	EssilorLuxottica, SA	78,608
1,066		Gilead Sciences, Inc.	83,425
141	CHF	Lonza Group, AG	69,410
1,118		Merck & Company, Inc.	135,032
418	EUR	Merck KGaA	68,844
1,504	DKK	Novo Nordisk, A/S - Class B	168,944
404	CHF	Roche Holding, AG	115,683
2,000	JPY	Sysmex Corp.	108,819
196		Thermo Fisher Scientific, Inc.	105,640
235		UnitedHealth Group, Inc.	120,259
394		Zoetis, Inc.	73,997
			1,399,800
		Industrials (14.5%)
1,810	SEK	Assa Abloy, AB - Class B	49,865
3,400	SEK	Atlas Copco, AB - Class A	54,545
1,730		Ball Corp.	95,928
1,438		Canadian Pacific Kansas City, Ltd.	115,716
1,289	EUR	Cie de Saint-Gobain	91,717
2,400	JPY	Daifuku Company, Ltd.	47,917
205		Deere & Company	80,684
2,488	SEK	Epiroc, AB - Class A	44,098
478		Ferguson, PLC	89,797
518	EUR	Kingspan Group, PLC	42,299
1,600	JPY	Nidec Corp.	60,247
905		Otis Worldwide Corp.	80,038
440		Quanta Services, Inc.	85,382
1,600	JPY	Recruit Holdings Company, Ltd.	64,433
175		Rockwell Automation, Inc.	44,324
691	EUR	Siemens, AG	124,470
200	JPY	SMC Corp.	112,665
2,500	CNY	Sungrow Power Supply Company, Ltd. - Class A	27,296
290		Trane Technologies, PLC	73,094
226		Verisk Analytics, Inc.	54,586
576		Waste Management, Inc.	106,923
			1,546,024

See accompanying Notes to Schedule of Investments

CALAMOS ANTETOKOUNMPO GLOBAL SUSTAINABLE EQUITIES ETF SEMIANNUAL REPORT
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Antetokounmpo Global Sustainable Equities ETF   Schedule of Investments January 31, 2024 (Unaudited)

NUMBER OF SHARES			VALUE
		Information Technology (23.6%)
242		Accenture, PLC - Class A	$88,059
146		Adobe, Inc.#	90,196
2,145		Apple, Inc.	395,538
876		Applied Materials, Inc.	143,927
99	EUR	ASML Holding, NV	85,399
2,028		Cisco Systems, Inc.	101,765
904	EUR	Dassault Systemes, SE	47,123
2,932	EUR	Infineon Technologies, AG	106,925
138		Intuit, Inc.	87,124
1,247		Microsoft Corp.	495,782
242		NVIDIA Corp.	148,895
187	KRW	Samsung SDI Company, Ltd.	52,192
1,034	EUR	SAP, SE	179,685
2,724		Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	307,703
654		TE Connectivity, Ltd.	92,992
541		Texas Instruments, Inc.	86,625
			2,509,930
		Materials (5.1%)
429	EUR	Air Liquide, SA	80,522
860	GBP	Croda International, PLC	52,369
568	EUR	DSM-Firmenich, AG	60,205
541		Ecolab, Inc.	107,237
12,181	BRL	Klabin, SA	52,344
226		Linde, PLC	91,491
1,028	DKK	Novozymes, A/S - Class B	52,804
146	CHF	Sika, AG	40,622
			537,594
		Real Estate (1.9%)
364		American Tower Corp.	71,217
29,800	SGD	Capitaland Investment, Ltd.	65,753
550		Prologis, Inc.	69,679
			206,649
		Utilities (3.8%)
80,000	HKD	China Water Affairs Group, Ltd.	40,829
2,886	EUR	EDP Renovaveis, SA	46,940
14,754	COP	Interconexion Electrica, SA ESP	63,881
5,452	GBP	National Grid, PLC	72,893
NUMBER OF SHARES			VALUE
34,165	INR	Power Grid Corp. of India, Ltd.	$106,925
1,046		Sempra	74,852
			406,320
		TOTAL COMMON STOCKS (Cost $9,672,487)	10,537,859
		TOTAL INVESTMENTS (99.1%) (Cost $9,672,487)	10,537,859
OTHER ASSETS, LESS LIABILITIES (0.9%)			100,261
NET ASSETS (100.0%)			$10,638,120

NOTES TO SCHEDULE OF INVESTMENTS

#  Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

AUD  Australian Dollar

BRL  Brazilian Real

CAD  Canadian Dollar

CHF  Swiss Franc

CNY  Chinese Yuan Renminbi

COP  Colombian Peso

DKK  Danish Krone

EUR  European Monetary Unit

GBP  British Pound Sterling

HKD  Hong Kong Dollar

IDR  Indonesian Rupiah

INR  Indian Rupee

JPY  Japanese Yen

KRW  South Korean Won

MXN  Mexican Peso

NOK  Norwegian Krone

SEK  Swedish Krona

SGD  Singapore Dollar

ABBREVIATION

ADR  American Depositary Receipt

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

See accompanying Notes to Schedule of Investments

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Antetokounmpo Global Sustainable Equities ETF   Schedule of Investments January 31, 2024 (Unaudited)

CURRENCY EXPOSURE
JANUARY 31, 2024

	VALUE	% OF TOTAL INVESTMENTS
US Dollar	$6,213,292	59.0%
European Monetary Unit	1,756,244	16.7%
Japanese Yen	394,081	3.7%
Hong Kong Dollar	289,715	2.8%
British Pound Sterling	275,373	2.6%
Swiss Franc	225,715	2.1%
Danish Krone	221,748	2.1%
Australian Dollar	212,757	2.0%
Swedish Krona	148,508	1.4%
South Korean Won	135,811	1.3%
Mexican Peso	116,751	1.1%
Indian Rupee	106,925	1.0%
Indonesian Rupiah	84,019	0.8%
Canadian Dollar	81,186	0.8%
Norwegian Krone	66,460	0.6%
Singapore Dollar	65,753	0.6%
Colombian Peso	63,881	0.6%
Brazilian Real	52,344	0.5%
Chinese Yuan Renminbi	27,296	0.3%
Total Investments	$10,537,859	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

CALAMOS ANTETOKOUNMPO GLOBAL SUSTAINABLE EQUITIES ETF SEMIANNUAL REPORT
6

Statement of Assets and Liabilities January 31, 2024 (Unaudited)

ASSETS
Investments in securities, at value (cost $9,672,487)	$10,537,859
Cash with custodian	95,954
Foreign currency (cost $1)	1
Receivables:
Investments sold	80,859
Accrued dividends	12,594
Total assets	10,727,267
LIABILITIES
Payables:
Investments purchased	75,536
Affiliates:
Investment Advisory fees	8,545
Other accounts payable and accrued liabilities	5,066
Total liabilities	89,147
NET ASSETS	$10,638,120
COMPOSITION OF NET ASSETS
Paid in capital	$9,845,629
Accumulated distributable earnings (loss)	792,491	(a)
NET ASSETS	$10,638,120
Shares outstanding (no par value; unlimited number of shares authorized)	404,000
Net asset value and redemption price per share	$26.33

(a)  Net of deferred foreign capital gains tax of $(5,066).

See accompanying Notes to Financial Statements

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Statement of Operations Six Months Ended January 31, 2024 (Unaudited)

INVESTMENT INCOME
Interest	$2,203
Dividends	87,007
Dividend taxes withheld	(5,358)
Total investment income	83,852
EXPENSES
Investment Advisory fees	48,556
Total expenses	48,556
NET INVESTMENT INCOME (LOSS)	35,296
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(24,360)
Foreign currency transactions	201
Change in net unrealized appreciation/(depreciation) on:

Investments	(14,555	)(a)
Foreign currency translations	(32)

NET GAIN (LOSS)	(38,746)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,450)

(a)  Net of change of $(3,863) in deferred capital gains tax.

See accompanying Notes to Financial Statements

CALAMOS ANTETOKOUNMPO GLOBAL SUSTAINABLE EQUITIES ETF SEMIANNUAL REPORT
8

Statements of Changes in Net Assets

	(UNAUDITED) SIX MONTHS ENDED JANUARY 31, 2024	FEBRUARY 3, 2023(a) THROUGH JULY 31, 2023
OPERATIONS
Net investment income (loss)	$35,296	$52,985
Net realized gain (loss)	(24,159)	(31,084)
Change in unrealized appreciation/(depreciation)	(14,587)	874,996
Net increase (decrease) in net assets resulting from operations	(3,450)	896,897
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions	(100,956)	—
CAPITAL SHARE TRANSACTIONS	—	9,745,629
TOTAL INCREASE (DECREASE) IN NET ASSETS	(104,406)	10,642,526
NET ASSETS
Beginning of period	$10,742,526	$100,000
End of period	$10,638,120	$10,742,526
Shares outstanding, beginning of period	404,000	4,000
Shares issued	—	400,000
Net increase (decrease) in capital shares outstanding	—	400,000
Shares outstanding, end of period	404,000	404,000

(a)  Commencement of operations.

See accompanying Notes to Financial Statements

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Notes to Financial Statements (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos ETF Trust (the "Trust"), a Delaware statutory trust organized on June 17, 2013, consists of four series, including Calamos Antetokounmpo Global Sustainable Equities ETF (the "Fund"), which commenced operations on February 3, 2023. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Prior to commencement of operations, the Fund had issued 4,000 shares of beneficial interest at an aggregate purchase price of $100,000 to Calamos Investments, LLC, the parent of Calamos Advisors, LLC.

The Fund is a diversified, actively managed exchange-traded fund ("ETF"). The Fund's investment objective is long-term capital appreciation.

Calamos Antetokounmpo Asset Management LLC ("CGAM", or the "Adviser"), serves as the Fund's adviser. CGAM is jointly owned by Calamos Advisors LLC ("Calamos Advisors") and Original C Fund, LLC, an entity whose voting rights are wholly owned by Original PE, LLC which, in turn, is wholly owned by Giannis Sina Ugo Antetokounmpo. Calamos Advisors serves as the Fund's subadviser ("Subadviser").

Significant Accounting Policies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP), and the Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Under U.S. GAAP, management is required to make certain estimates and assumptions at the date of the financial statements and actual results may differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund.

Fund Valuation. The Fund's Board of Trustees ("Board" or "Trustees"), including a majority of the Trustees who are not "interested persons" of the Fund, have designated the Adviser to perform fair valuation determinations related to all Fund investments under the oversight of the Board. As "valuation designee" the Adviser has adopted procedures to guide the determination of the net asset value ("NAV") on any day on which the Fund's NAVs are determined. The valuation of the Fund's investments is in accordance with these procedures.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time the Fund determines its NAV. Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the Board. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the Board or based on a quotation provided by the counterparty to such option under the ultimate supervision of the Board.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange ("NYSE") is open. Securities and those that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's NAV is not calculated.

If the valuation designee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the valuation designee.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the Adviser, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund's pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the Adviser, which may be based on market transactions for comparable securities and various

CALAMOS ANTETOKOUNMPO GLOBAL SUSTAINABLE EQUITIES ETF SEMIANNUAL REPORT
10

Notes to Financial Statements (Unaudited)

relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV.

Investment Transactions. Investment transactions are recorded on a trade date basis as of January 31, 2024. Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency gains or losses arise from disposition of foreign currency, the difference in the foreign exchange rates between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the ex-date or accrual date and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies held at period end.

Allocation of Expenses Among Funds. Expenses directly attributable to a Fund are charged to that Fund; certain other common expenses of Calamos Advisors Trust, Calamos Investment Trust, Calamos Convertible Opportunities and Income Fund, Calamos Convertible and High Income Fund, Calamos Strategic Total Return Fund, Calamos Global Total Return Fund, Calamos Global Dynamic Income Fund, Calamos Dynamic Convertible and Income Fund, Calamos Long/Short Equity & Dynamic Income Trust, Calamos Antetokounmpo Sustainable Equities Trust, and Calamos ETF Trust are allocated proportionately among each fund to which the expenses relate in relation to the net assets of each fund or on another reasonable basis.

Income Taxes. No provision has been made for U.S. income taxes because the Fund's policy is to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, and distribute to shareholders substantially all of the Fund's taxable income and net realized gains.

Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. These differences are primarily due to differing treatments for foreign currency transactions and investments in passive foreign investment companies. The financial statements are not adjusted for temporary differences.

The Fund recognized no liability for uncertain tax positions. A reconciliation is not provided as the beginning and ending amounts of unrecognized benefits are zero, with no interim additions, reductions or settlements. Tax years 2023 – 2024 remain subject to examination by the U.S. and the State of Illinois tax jurisdictions.

Indemnifications. Under the Trust's organizational documents, the Trust is obligated to indemnify its officers and trustees against certain liabilities incurred by them by reason of having been an officer or trustee of the Trust. In addition, in the normal course of business, the Trust may enter into contracts that provide general indemnifications to other parties. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund's management expects the risk of material loss in connection to a potential claim to be remote.

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11

Notes to Financial Statements (Unaudited)

Note 2 – Investment Adviser and Transactions With Affiliates Or Certain Other Parties

Advisory Fee. Pursuant to an investment advisory agreement with CGAM, the Fund pays a monthly unitary investment advisory fee based on the average daily net assets of the Fund at the annual rate of 0.95%.

Distributor. As of January 31, 2024, the Distributor was Foreside Fund Services, LLC, an affiliate of Foreside Financial Group, LLC (d/b/a ACA Group). As of February 12, 2024, Calamos Financial Services LLC ("CFS") became the Funds' Distributor. CFS is a limited purpose broker-dealer affiliated with Calamos Advisors. The Distributor has entered into a distribution agreement with the Trust pursuant to which it distributes Fund Shares.

Affiliated Trustees and Officers. A Trustee and certain officers of the Trust are also officers and/or directors of CGAM. A Trustee and certain officers of the Fund are also officers and/or directors of Calamos Advisors. Such trustee and officers serve without direct compensation from the Trust. The Trust's Statement of Additional Information contains additional information about the Trust's Trustees and Officers and is available without charge, upon request, at www.calamos.com or by calling 866.363.9219.

Note 3 – Investments Transactions

The cost of purchases and proceeds from sales of long-term investments, excluding short-term investments and in-kind transactions, for the period ended January 31, 2024 were as follows:

	U.S. GOVERNMENT SECURITIES	OTHER
Cost of purchases	$—	$1,404,292
Proceeds from sales	—	1,400,501

Note 4 – Income Taxes

The cost basis of investments for federal income tax purposes at January 31, 2024 was as follows*:

Cost basis of investments	$9,672,487
Gross unrealized appreciation	1,327,306
Gross unrealized depreciation	(461,934)
Net unrealized appreciation (depreciation)	$865,372

*  Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

The tax character of distributions for the period ended January 31, 2024 will be determined at the end of the Fund's current fiscal year.

No distributions were paid for the period ended July 31, 2023.

As of July 31, 2023, the components of accumulated earnings/(loss) on a tax basis were as follows:

Undistributed ordinary income	$63,981
Undistributed capital gains	—
Total undistributed earnings	63,981
Accumulated capital and other losses	(31,538)
Net unrealized gains/(losses)	864,454
Total accumulated earnings/(losses)	896,897
Other	—
Paid-in-capital	9,845,629
Net assets applicable to common shareholders	$10,742,526

CALAMOS ANTETOKOUNMPO GLOBAL SUSTAINABLE EQUITIES ETF SEMIANNUAL REPORT
12

Notes to Financial Statements (Unaudited)

The Fund had short-term capital loss carryforwards of $31,538 for the period ended July 31, 2023, with no expiration date, available to offset future realized capital gains.

Note 5 – Securities Lending

The Fund may loan one or more of its securities to broker-dealers and banks. Any such loan must be secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the value of the securities loaned by the Fund. The Fund continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives an additional return that may be in the form of a fixed fee or a percentage of the collateral. The additional return, if any, is disclosed on a net basis as Securities lending income in the Statement of Operations. Upon receipt of cash or cash equivalent collateral, the Fund's securities lending agent invests the collateral into short term investments following investment guidelines approved by Calamos Advisors. The Fund records the investment of collateral as an asset (Investment in securities, at value or Restricted cash for collateral on securities loaned) and the value of the collateral as a liability (Collateral for securities loaned) on the Statement of Assets and Liabilities. If the value of the invested collateral declines below the value of the collateral deposited by the borrower, the Fund will record unrealized depreciation equal to the decline in value of the invested collateral. The Fund will pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund has the right to call a loan and obtain the securities loaned at any time. The Fund does not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the year while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this year, and (c) the expenses of enforcing its rights. In an effort to reduce these risks, the Fund's security lending agent monitors and reports to Calamos Advisors on the creditworthiness of the firms to which the Fund lends securities.

The Fund did not participate in securities lending during the period ended January 31, 2024.

Note 6 – Fair Value Measurement

Various inputs are used to determine the value of the Fund's investments. These inputs are categorized into three broad levels as follows:

•  Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•  Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•  Level 3 – Prices reflect unobservable market inputs (including the Fund's own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund's investments.

The following is a summary of the inputs used in valuing the Fund's holdings at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$10,537,859	$—	$—	$10,537,859
Total	$10,537,859	$—	$—	$10,537,859

www.calamos.com
13

Notes to Financial Statements (Unaudited)

Note 7 – Creation and Redemption Transactions

The Fund offers and issues Shares at net asset value ("NAV") only in aggregations of a specified number of Shares, generally in exchange for a basket of securities constituting the portfolio holdings of the Fund, together with the deposit of a specified cash payment, or, in certain circumstances, for an all cash payment. Shares of the Fund are listed and principally traded on NYSE Arca, Inc. ("NYSE Arca" or the "Exchange"). Shares trade on the Exchange at market prices that may be below, at, or above NAV. Unlike mutual funds, Fund Shares are not individually redeemable securities. Rather, the Fund issues and redeems Shares on a continuous basis at NAV, typically in creation units of 50,000 Shares (each, a "Creation Unit"). In the event of the liquidation of the Fund, the Trust may lower the number of Shares in a Creation Unit. Financial entities known as "authorized participants" (which are discussed in greater detail below) have contractual arrangements with the Fund or the Distributor to purchase and redeem Fund Shares directly with such Fund in Creation Units in exchange for the securities comprising the Fund and/or cash, or some combination thereof. Fund Shares are traded in the secondary market and elsewhere at market prices that may be at, above, or below the Fund's NAV. Fund Shares are only redeemable in Creation Units by authorized participants. An authorized participant that purchases a Creation Unit of Fund Shares deposits with such Fund a "basket" of securities and/or other assets identified by the Fund that day, and then receives the Creation Unit of Fund Shares in return for those assets. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of Fund Shares for a basket of securities and other assets. The basket is generally representative of the Fund's portfolio, and together with a cash balancing amount, it is equal to the NAV of the Fund Shares comprising the Creation Unit. Pursuant to Rule 6c-11 of the 1940 Act ("Rule 6c-11"), the Fund may utilize baskets that are not representative of the Fund's portfolio. Such "custom baskets" are discussed in the Fund's Statement of Additional Information in the section entitled "Creation and Redemption of Creation Units". Transaction fees and other costs associated with creations or redemptions that include cash may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.

CALAMOS ANTETOKOUNMPO GLOBAL SUSTAINABLE EQUITIES ETF SEMIANNUAL REPORT
14

Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	(UNAUDITED) SIX MONTHS ENDED JANUARY 31, 2024		FEBRUARY 3, 2023• THROUGH JULY 31, 2023
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$26.59		$25.00
Income from investment operations:
Net investment income (loss)(a)	0.09		0.18
Net realized and unrealized gain (loss)	(0.10)		1.41
Total from investment operations	(0.01)		1.59
Less distributions to common shareholders from:
Net investment income	(0.25)		—
Total distributions(b)	(0.25)		—
Net asset value, end of period	$26.33		$26.59
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:
Net asset value(c)	(0.04)%		6.36%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses	0.95	%(d)	0.95	%(d)
Net investment income (loss)	0.69	%(d)	1.47	%(d)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of period (000)	$10,638		$10,743
Portfolio turnover rate(e),(f)	14%		7%

•  Commencement of operations.

(a)  Net investment income allocated based on average shares method.

(b)  Distribution for annual periods determined in accordance with federal income tax regulations.

(c)  Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(d)  Annualized.

(e)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

(f)  Not Annualized.

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15

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of Calamos ETF Trust

Results of Review of Interim Financial Information

We have reviewed the accompanying statement of assets and liabilities, including the schedule of investments, of Calamos Antetokounmpo Global Sustainable Equities ETF (the "Fund"), a series of the Calamos ETF Trust (the "Trust"), as of January 31, 2024, the related statements of operations, changes in net assets, and the financial highlights for the six-month period then ended, and the related notes (collectively referred to as the "interim financial information"). Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial information for it to be in conformity with accounting principles generally accepted in the United States of America.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), the statement of changes in net assets and the financial highlights of the Fund for the period from February 3, 2023 (commencement of operations) to July 31, 2023, and in our report dated September 19, 2023, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Basis for Review Results

This interim financial information is the responsibility of the Fund's management. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our review in accordance with standards of the PCAOB. A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the PCAOB, the objective of which is the expression of an opinion regarding the financial statements and financial highlights taken as a whole. Accordingly, we do not express such an opinion.

March 21, 2024

Chicago, Illinois

We have served as the auditor of one or more Calamos investment companies since 2003.

CALAMOS ANTETOKOUNMPO GLOBAL SUSTAINABLE EQUITIES ETF SEMIANNUAL REPORT
16

This report, including the unaudited financial statements contained herein, is submitted for general information for the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless accompanied by a currently effective prospectus of the Fund. The views expressed in this report reflect those of Calamos Antetokounmpo Asset Management LLC and/or Calamos Advisors LLC only through January 31, 2024.

A description of the Calamos Proxy Voting Policies and Procedures and the Funds' proxy voting record for the 12-month period ended June 30 are available free of charge upon request by calling 866.363.9219 or by visiting the Calamos Web site at www.calamos.com. The Funds' proxy voting record is also available free of charge by visiting the SEC Web site at www.sec.gov.

The Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available free of charge, upon request, by calling the phone number provided above or by visiting the SEC Web site at www.sec.gov.

TO OBTAIN INFORMATION ABOUT THE FUND: 866.363.9219.
Representatives are available from 8:30 am - 5:00 pm CST.

VISIT OUR WEB SITE: www.calamos.com

INVESTMENT ADVISER:
Calamos Antetokounmpo Asset Management LLC
2020 Calamos Court
Naperville, IL 60563

SUBADVISER:
Calamos Advisors LLC
2020 Calamos Court
Naperville, IL 60563

CUSTODIAN, FUND ACCOUNTING AGENT & TRANSFER AGENT:
State Street Bank and Trust Company
Boston, MA

DISTRIBUTOR*
Calamos Financial Services LLC
2020 Calamos Court,
Naperville Illinois 60563-2787

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
Deloitte & Touche LLP
Chicago, IL

LEGAL COUNSEL:
Ropes & Gray LLP
Chicago, IL

* Prior to February 12, 2024, Foreside Fund Services, LLC, Portland, ME 04101 was the distributor for the Fund.

Visit our Web site for timely fund performance, detailed fund profiles, fund news and insightful market commentary.

2020 Calamos Court
Naperville, IL 60563-2787
866.363.9219
www.calamos.com

© 2024. All Rights Reserved. Calamos® is a registered trademark of Calamos Investments LLC.

SROISAR 12052 013124

TIMELY INFORMATION INSIDE

Visit www.calamos.com/paperless to enroll. You can view shareholder communications, including fund prospectuses, annual reports and other shareholder materials online long before the printed publications arrive by traditional mail.

ETF Family of Funds

SEMIANNUAL REPORT JANUARY 31, 2024

Exchange-Traded Fund

Calamos Convertible Equity Alternative ETF (Ticker: CVRT)

Calamos CEF Income & Arbitrage ETF (Ticker: CCEF)

Delivering the Calamos Edge in Benefits-Rich ETFs

Calamos Convertible Equity Alternative ETF (NYSE Arca — Ticker: CVRT)

The Calamos Convertible Equity Alternative ETF (CVRT) seeks to deliver total returns through capital appreciation and current income by investing mainly in a portfolio of US convertible securities exhibiting a high level of equity sensitivity.

Offered by the Largest US Convertible Manager.1

As the firm's first Convertible ETF, it delivers more than four decades of Calamos expertise.

Targeted Exposure to Equity-Sensitive Convertibles.

Is the first convertible ETF that provides access to the equity-sensitive segment of the US convertibles market.

Intelligent ETF with an Active Edge.

Incorporates a rules-based approach with an active edge that seeks to capitalize on investment opportunities along the way.

Calamos CEF Income & Arbitrage ETF (NYSE Arca — Ticker: CCEF)

The Calamos CEF Income & Arbitrage ETF (CCEF) seeks to deliver high current income and long-term capital appreciation by investing in income-producing closed-end funds trading at attractive discounts.

Designed to deliver high monthly income.

Is actively managed and seeks to pay high current income monthly.

Capital appreciation through discounted closed-end funds.

Invests in closed-end funds trading at steep discounts to unlock the potential for capital appreciation.

Two decades of closed-end fund expertise.

Calamos is a longstanding participant in the closed-end fund market.

TABLE OF CONTENTS

Expense Overview and Fund Details	1
Schedules of Investments	4
Statements of Assets and Liabilities	7
Statements of Operations	8
Statements of Changes In Net Assets	9
Notes to Financial Statements	10
Financial Highlights	15
Report of Independent Registered Public Accounting Firm	17
Trustee Approval of Management Agreement	18

1  FUSE Research, July 2023 based on mutual fund, exchange-traded fund, closed-end fund, and insurance products net assets in the US.

Expense Overview

EXPENSE OVERVIEW

As a shareholder of an ETF, you incur two types of costs. You incur:

1) Transaction costs, including brokerage commissions paid on purchases and sales for fund shares.

2) Ongoing costs, including management fees, and other fund expenses.

The examples in this report are based on an investment of $1,000 made at the beginning of the period and held for the entire period from each Fund's commencement of operations to January 31, 2024. It is intended to help you understand the ongoing costs associated with investing in each Fund and to compare these costs with the ongoing costs of investing in other funds.

There are two parts of each Fund's chart:

Actual

In this part of the chart, you'll see the actual expenses you would have paid on a $1,000 investment made at the beginning of the period and held for the entire period in each Fund from commencement of operations to January 31, 2024, the period covered by this report. This chart also shows the actual returns, after expenses, you would have earned during that time. This chart can help you estimate your own expenses. For example, if you invested $8,600 in the fund, simply divide $8,600 by $1,000, then multiply that result by the figure in the Actual Expenses per $1,000 row. In this example, you would multiply 8.6 times the figure.

Hypothetical

In this part of the chart, you'll see the hypothetical expenses you would have paid on a $1,000 investment from August 1, 2023 to January 31, 2024, and the hypothetical returns, after expenses, you would have earned during that time. The Securities and Exchange Commission (SEC) has established the guidelines for this chart, including the assumed 5% annual rate of return before expenses, which is what you'll see in the chart. Note that this chart will not help you determine your own expenses, but will help you compare expenses of the fund you own to the expenses of another fund since the information for that fund should be calculated using the same assumptions.

Please note that the expenses shown in the chart are meant to highlight your ongoing costs only and do not include any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the chart is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

www.calamos.com

Expense Example

The actual and hypothetical examples shown assume a $1,000 investment at the beginning of the period and held through January 31, 2024.

CALAMOS CONVERTIBLE EQUITY ALTERNATIVE ETF
Actual Expenses per $1,000*	$2.36
Actual – Ending Balance	$1,088.90
Hypothetical Expenses per $1,000**	$3.51
Hypothetical – Ending Value	$1,021.67
Annualized expense ratio(a)	0.69%
CALAMOS CEF INCOME & ARBITRAGE ETF
Actual Expenses per $1,000***	$0.32
Actual – Ending Balance	$994.80
Hypothetical Expenses per $1,000**	$3.76
Hypothetical – Ending Value	$1,021.42
Annualized expense ratio(b)	0.74%

*    Expenses are equal to the Funds' annualized expense ratio multiplied by the average account value over the period, multiplied by 120/366.

**    Expenses are equal to the Funds' annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366.

***  Expenses are equal to the Funds' annualized expense ratio multiplied by the average account value over the period, multiplied by 16/366.

(a)    October 4, 2023 (commencement of operations) through January 31, 2024. Expenses for the Calamos Convertible Equity Alternative ETF are equal to the Fund's annualized expense ratio, multiplied by the average account value from inception to period end, multiplied by 120/366.

(b)    January 16, 2024 (commencement of operations) through January 31, 2024. Expenses for the Calamos CEF Income & Arbitrage ETF are equal to the Fund's annualized expense ratio, multiplied by the average account value from inception to period end, multiplied by 16/366.

ETF FAMILY OF FUNDS SEMIANNUAL REPORT

Fund Details

CALAMOS CONVERTIBLE EQUITY ALTERNATIVE ETF

SECTOR WEIGHTINGS*

Information Technology	46.3%
Consumer Discretionary	18.1
Industrials	7.5
Utilities	5.3
Health Care	5.2
Energy	4.4
Communication Services	3.7
Materials	3.4
Financials	3.2
Consumer Staples	2.1

*As of January 31, 2024

CALAMOS CEF INCOME & ARBITRAGE ETF

FUND CATEGORIES*

Sector Equity	30.9%
Nontraditional Equity	16.5
Allocation	16.4
Taxable Bond	10.3
Municipal Bond	12.0
International Equity	8.2
U.S. Equity	5.0

*As of January 31, 2024

Sector weightings and Fund categories are subject to change daily and are calculated as a percentage of net assets. The tables exclude cash or cash equivalents, any government/sovereign bonds or broad based index hedging securities that the Funds may hold.

www.calamos.com

Convertible Equity Alternative ETF Schedule of Investments January 31, 2024 (Unaudited)

PRINCIPAL AMOUNT		VALUE
CONVERTIBLE BONDS (89.9%)
	Communication Services (3.4%)
84,000	Sphere Entertainment Company* 3.500%, 12/01/28	$100,000
	Zillow Group, Inc.
217,000	0.750%, 09/01/24	289,858
179,000	1.375%, 09/01/26	244,537
		634,395
	Consumer Discretionary (18.1%)
308,000	Booking Holdings, Inc. 0.750%, 05/01/25	575,057
	Carnival Corp.
161,000	5.750%, 10/01/24	275,919
405,000	5.750%, 12/01/27	616,641
122,000	Guess?, Inc.* 3.750%, 04/15/28	132,393
84,000	Patrick Industries, Inc. 1.750%, 12/01/28	95,730
416,000	Royal Caribbean Cruises, Ltd. 6.000%, 08/15/25	1,089,529
159,000	Stride, Inc. 1.125%, 09/01/27	203,871
253,000	Wayfair, Inc.* 3.500%, 11/15/28	341,097
		3,330,237
	Consumer Staples (2.1%)
147,000	Freshpet, Inc.* 3.000%, 04/01/28	209,797
102,000	Glaukos Corp. 2.750%, 06/15/27	172,830
		382,627
	Energy (4.4%)
127,000	CNX Resources Corp. 2.250%, 05/01/26	207,471
117,000	Peabody Energy Corp. 3.250%, 03/01/28	178,541
167,000	Pioneer Natural Resources Company 0.250%, 05/15/25	415,219
		801,231
	Health Care (5.2%)
192,000	Cytokinetics, Inc. 3.500%, 07/01/27	329,987
167,000	Enovis Corp.* 3.875%, 10/15/28	206,464
181,000	Integer Holdings Corp.* 2.125%, 02/15/28	235,830
106,000	Natera, Inc. 2.250%, 05/01/27	190,213
		962,494
PRINCIPAL AMOUNT		VALUE
	Industrials (5.5%)
248,000	Axon Enterprise, Inc. 0.500%, 12/15/27	$304,864
84,000	Chart Industries, Inc. 1.000%, 11/15/24	168,619
267,000	Middleby Corp. 1.000%, 09/01/25	315,495
147,000	Parsons Corp. 0.250%, 08/15/25	218,451
		1,007,429
	Information Technology (46.3%)
	Akamai Technologies, Inc.
410,000	0.125%, 05/01/25	540,585
410,000	0.375%, 09/01/27	469,741
453,000	1.125%, 02/15/29*	503,582
205,000	CyberArk Software, Ltd. 0.000%, 11/15/24	308,476
266,000	Datadog, Inc. 0.125%, 06/15/25	376,459
163,000	HubSpot, Inc. 0.375%, 06/01/25	357,637
122,000	Insight Enterprises, Inc. 0.750%, 02/15/25	330,638
165,000	Interdigital, Inc. 3.500%, 06/01/27	238,973
164,000	MACOM Technology Solutions Holdings, Inc. 0.250%, 03/15/26	193,336
234,000	MicroStrategy, Inc. 0.750%, 12/15/25	330,560
409,000	MongoDB, Inc. 0.250%, 01/15/26	794,454
287,000	ON Semiconductor Corp. 0.000%, 05/01/27	414,724
535,000	Palo Alto Networks, Inc. 0.375%, 06/01/25	1,820,059
550,000	Seagate HDD Cayman* 3.500%, 06/01/28	662,349
83,000	Semtech Corp.* 4.000%, 11/01/28	99,256
265,000	Splunk, Inc. 1.125%, 09/15/25	294,730
83,000	Varonis Systems, Inc. 1.250%, 08/15/25	125,777
410,000	Zscaler, Inc. 0.125%, 07/01/25	652,613
		8,513,949
	Materials (3.4%)
107,000	ATI, Inc. 3.500%, 06/15/25	285,353
99,000	United States Steel Corp.^ 5.000%, 11/01/26	348,152
		633,505

See accompanying Notes to Schedule of Investments

ETF FAMILY OF FUNDS SEMIANNUAL REPORT

Convertible Equity Alternative ETF Schedule of Investments January 31, 2024 (Unaudited)

PRINCIPAL AMOUNT		VALUE
	Utilities (1.5%)
206,000	NRG Energy, Inc. 2.750%, 06/01/48	$272,552
	TOTAL CONVERTIBLE BONDS (Cost $15,861,819)	16,538,419
NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (9.3%)
	Communication Services (0.3%)
3,248	Paramount Global 5.750%, 04/01/24	59,926
	Financials (3.2%)
10,262	Apollo Global Management, Inc.^ 6.750%, 07/31/26	599,506
	Industrials (2.0%)
3,226	Chart Industries, Inc. 6.750%, 12/15/25	160,719
1,632	RBC Bearings, Inc. 5.000%, 10/15/24	200,769
		361,488
	Utilities (3.8%)
4,538	CenterPoint Energy, Inc. (Warner Media, LLC, Charter Communications Time, Inc.)§** 3.369%, 09/15/29	172,067
14,057	NextEra Energy, Inc. 6.926%, 09/01/25	523,061
		695,128
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,678,371)	1,716,048
NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.3%)
239,533	State Street Navigator Securities Lending Government Money Market Portfolio, 5.353%†*** (Cost $239,533)	239,533
	TOTAL INVESTMENTS (100.5%) (Cost $17,779,723)	18,494,000
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.3%)		(239,533)
OTHER ASSETS, LESS LIABILITIES (0.8%)		143,465
NET ASSETS (100.0%)		$18,397,932

NOTES TO SCHEDULE OF INVESTMENTS

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Funds. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^  Security, or portion of security, is on loan.

§  Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

**  Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at January 31, 2024.

†  Represents investment of cash collateral received from securities on loan as of January 31, 2024.

***  The rate disclosed is the 7 day net yield as of January 31, 2024.

See accompanying Notes to Schedule of Investments

www.calamos.com

CEF Income & Arbitrage ETF Schedule of Investments January 31, 2024 (Unaudited)

NUMBER OF SHARES		VALUE
CLOSED-END FUNDS (99.3%)
	Allocation (16.4%)
4,066	Bexil Investment Trust	$48,345
1,910	Brookfield Real Assets Income Fund, Inc.	24,868
4,548	John Hancock Premium Dividend Fund	49,346
1,952	John Hancock Tax-Advantaged Dividend Income Fund	37,361
3,860	RiverNorth Opportunities Fund, Inc.	44,274
		204,194
	International Equity (8.2%)
4,684	abrdn Total Dynamic Dividend Fund	37,097
1,542	Morgan Stanley India Investment Fund, Inc.	34,634
2,752	Templeton Emerging Markets Fund	30,794
		102,525
	Municipal Bond (12.0%)
2,306	BlackRock Municipal Income Trust II	24,582
4,340	Nuveen Municipal Credit Opportunities Fund	44,268
4,372	Nuveen Municipal High Income Opportunity Fund	43,633
4,340	PIMCO Municipal Income Fund II	36,586
		149,069
	Nontraditional Equity (16.5%)
4,218	BlackRock Enhanced Equity Dividend Trust	33,111
1,414	Eaton Vance Enhanced Equity Income Fund II	26,838
4,638	Eaton Vance Tax Managed Global Buy Write Opportunities Fund	36,084
4,006	Virtus Dividend Interest & Premium Strategy Fund	48,793
2,710	Voya Global Advantage & Premium Opportunity Fund	23,143
7,464	Voya Global Equity Dividend & Premium Opportunity Fund	37,693
		205,662
	Sector Equity (30.9%)
2,514	abrdn Global Infrastructure Income Fund	43,618
2,702	abrdn Healthcare Opportunities Fund	49,068
1,398	Adams Natural Resources Fund, Inc.	28,617
876	BlackRock Health Sciences Trust	36,336
2,898	BlackRock Resources & Commodities Strategy Trust	24,691
4,842	CBRE Global Real Estate Income Fund	25,324
1,362	ClearBridge Energy Midstream Opportunity Fund, Inc.	48,882
2,984	Cohen & Steers Quality Income Realty Fund, Inc.	35,152
4,184	Kayne Anderson Energy Infrastructure Fund	36,192
2,634	Neuberger Berman Energy Infrastructure & Income Fund, Inc.	17,621
NUMBER OF SHARES		VALUE
1,140	Tortoise Midstream Energy Fund, Inc.	$39,649
		385,150
	Taxable Bond (10.3%)
2,266	BlackRock Taxable Municipal Bond Trust	38,046
980	Cohen & Steers Tax-Advantaged Preferred Securities & Income Fund	18,307
4,324	Eaton Vance, Ltd. Duration Income Fund	41,986
1,866	RiverNorth Capital & Income Fund	29,671
		128,010
	U.S. Equity (5.0%)
6,994	Liberty All Star Growth Fund, Inc.	36,578
3,840	Liberty All-Star Equity Fund	25,229
		61,807
	TOTAL CLOSED-END FUNDS (Cost $1,244,861)	1,236,417
	TOTAL INVESTMENTS (99.3%) (Cost $1,244,861)	1,236,417
OTHER ASSETS, LESS LIABILITIES (0.7%)		8,523
NET ASSETS (100.0%)		$1,244,940

See accompanying Notes to Schedule of Investments

ETF FAMILY OF FUNDS SEMIANNUAL REPORT

Statements of Assets and Liabilities January 31, 2024 (Unaudited)

	CONVERTIBLE EQUITY ALTERNATIVE ETF	CEF INCOME & ARBITRAGE ETF
ASSETS
Investments in securities, at cost	$17,779,723	$1,244,861
Investment in securities, at value*	$18,494,000	$1,236,417
Cash with custodian	536,591	7,501
Receivables:
Investments sold	2,252,344	—
Accrued interest and dividends	53,788	1,422
Total assets	21,336,723	1,245,340
LIABILITIES
Collateral for securities loaned	239,533	—
Payables:
Investments purchased	2,694,452	—
Affiliates:
Investment Advisory fees	4,806	400
Total liabilities	2,938,791	400
NET ASSETS	$18,397,932	$1,244,940
COMPOSITION OF NET ASSETS
Paid in capital	$17,917,543	$1,249,381
Accumulated distributable earnings (loss)	480,389	(4,441)
NET ASSETS	$18,397,932	$1,244,940
Shares outstanding (no par value; unlimited number of shares authorized)	700,001	50,001
Net asset value and redemption price per share	$26.28	$24.90
* Includes securities on loan	$231,283	$—

See accompanying Notes to Financial Statements

www.calamos.com

Statements of Operations Period Ended January 31, 2024 (Unaudited)

	CONVERTIBLE EQUITY ALTERNATIVE ETF(a)	CEF INCOME & ARBITRAGE ETF(b)
INVESTMENT INCOME
Interest	$16,909	$—
(Amortization)/accretion of investment securities	(261,887)	—
Net interest	(244,978)	—
Dividends	14,666	4,403
Total investment income (loss)	(230,312)	4,403
EXPENSES
Investment Advisory fees	12,233	400
Total expenses	12,233	400
NET INVESTMENT INCOME (LOSS)	(242,545)	4,003
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	26,059	—
Change in net unrealized appreciation/(depreciation) on:
Investments	714,277	(8,444)
NET GAIN (LOSS)	740,336	(8,444)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$497,791	$(4,441)

(a)  Calamos Convertible Equity Alternative ETF commenced operations on October 04, 2023.

(b)  Calamos CEF Income & Arbitrage ETF commenced operations on January 16, 2024.

See accompanying Notes to Financial Statements

ETF FAMILY OF FUNDS SEMIANNUAL REPORT

Statements of Changes in Net Assets

	CALAMOS CONVERTIBLE EQUITY ALTERNATIVE ETF	CALAMOS CEF INCOME & ARBITRAGE ETF
	FOR THE PERIOD ENDED JANUARY 31, 2024(a)	FOR THE PERIOD ENDED JANUARY 31, 2024(b)
OPERATIONS
Net investment income (loss)	$(242,545)	$4,003
Net realized gain (loss)	26,059	—
Change in unrealized appreciation/(depreciation)	714,277	(8,444)
Net increase (decrease) in net assets resulting from operations	497,791	(4,441)
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions	(17,402)	—
CAPITAL STOCK TRANSACTIONS
Proceeds from shares sold	17,917,543	1,249,381
Net increase (decrease) in net assets from capital stock transactions	17,917,543	1,249,381
TOTAL INCREASE (DECREASE) IN NET ASSETS	18,397,932	1,244,940
NET ASSETS
Beginning of period	$—	$—
End of period	$18,397,932	$1,244,940
CAPITAL SHARE TRANSACTIONS
Shares issued	700,001	50,001
Net increase (decrease) in capital shares outstanding	700,001	50,001
Shares outstanding, end of period	700,001	50,001

(a)  Calamos Convertible Equity Alternative ETF commenced operations on October 4, 2023.

(b)  Calamos CEF Income & Arbitrage ETF commenced operations on January 16, 2024.

See accompanying Notes to Financial Statements

www.calamos.com

Notes to Financial Statements (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos ETF Trust (the "Trust"), a Delaware statutory trust organized on June 17, 2013, consists of four series, including Calamos Convertible Equity Alternative ETF, which commenced operations on October 4, 2023, and Calamos CEF Income & Arbitrage ETF, which commenced operations on January 16, 2024 (each a "Fund" and collectively the "Funds"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Prior to commencement of operations, each Fund had issued one share of beneficial interest at a purchase price of $25 to Calamos Investments, LLC, the parent of Calamos Advisors, LLC.

Each Fund is a non-diversified, actively managed exchange-traded fund ("ETF"). Convertible Equity Alternative ETF's investment objective is total return through capital appreciation and current income. CEF Income & Arbitrage ETF's investment objective is high current income and long-term capital appreciation.

Calamos Advisors LLC ("Calamos Advisors", or the "Adviser"), serves as the Funds' adviser.

Significant Accounting Policies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP), and the Funds are each considered an investment company under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. Under U.S. GAAP, management is required to make certain estimates and assumptions at the date of the financial statements and actual results may differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Funds Valuation. The Funds' Board of Trustees ("Board" or "Trustees"), including a majority of the Trustees who are not "interested persons" of the Trust, have designated the Adviser to perform fair valuation determinations related to all Fund investments under the oversight of the Board. As "valuation designee" the Adviser has adopted procedures to guide the determination of the NAV on any day on which the Funds' NAVs are determined. The valuation of the Funds' investments is in accordance with these procedures.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its NAV. Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the Board. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the Board or based on a quotation provided by the counterparty to such option under the ultimate supervision of the Board.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange ("NYSE") is open. Securities and those that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the respective Fund's NAV is not calculated.

If the valuation designee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the valuation designee.

Each Fund also may use fair value pricing, pursuant to guidelines adopted by the Adviser, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund's pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the Adviser, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system,

ETF FAMILY OF FUNDS SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund's NAV.

Investment Transactions. Investment transactions are recorded on a trade date basis as of January 31, 2024. Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency gains or losses arise from disposition of foreign currency, the difference in the foreign exchange rates between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the ex-date or accrual date and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies held at period end.

Allocation of Expenses Among Funds. Expenses directly attributable to the Fund are charged to that Fund; certain other common expenses of Calamos Advisors Trust, Calamos Investment Trust, Calamos Convertible Opportunities and Income Fund, Calamos Convertible and High Income Fund, Calamos Strategic Total Return Fund, Calamos Global Total Return Fund, Calamos Global Dynamic Income Fund, Calamos Dynamic Convertible and Income Fund, Calamos Long/Short Equity & Dynamic Income Trust, Calamos Antetokounmpo Sustainable Equities Trust, and Calamos ETF Trust are allocated proportionately among each Fund to which the expenses relate in relation to the net assets of each Fund or on another reasonable basis.

Income Taxes. No provision has been made for U.S. income taxes because the Trust's policy is to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, and distribute to shareholders substantially all of the Funds' taxable income and net realized gains.

Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. These differences are primarily due to differing treatments for foreign currency transactions and investments in passive foreign investment companies. The financial statements are not adjusted for temporary differences.

The Funds recognized no liability for uncertain tax positions. A reconciliation is not provided as the beginning and ending amounts of unrecognized benefits are zero, with no interim additions, reductions or settlements. Tax year 2024 remains subject to examination by the U.S. and the State of Illinois tax jurisdictions.

Indemnifications. Under the Trust's organizational documents, the Trust is obligated to indemnify its officers and trustees against certain liabilities incurred by them by reason of having been an officer or trustee of the Trust. In addition, in the normal course of business, the Trust may enter into contracts that provide general indemnifications to other parties. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Currently, the Funds' management expects the risk of material loss in connection to a potential claim to be remote.

www.calamos.com

Notes to Financial Statements (Unaudited)

Note 2 – Investment Adviser and Transactions With Affiliates Or Certain Other Parties

Advisory Fee. Pursuant to an investment advisory agreement with Calamos Advisors, each Fund pays a monthly unitary advisory fee based on the average daily net assets of the Fund at the annual rate of 0.69% and 0.74% for Convertible Equity Alternative ETF and CEF Income & Arbitrage ETF, respectively.

Distributor. The distributor of each Fund is currently Calamos Financial Services LLC ("CFS" or the "Distributor"), which has served as such for Calamos CEF Income & Arbitrage ETF since its inception and for Calamos Convertible Equity Alternative ETF since February 12, 2024. Prior to that time, Foreside Fund Services, LLC, an affiliate of Foreside Financial Group, LLC (d/b/a ACA Group), served as the distributor of Calamos Convertible Equity Alternative ETF. The Distributor has entered into a distribution agreement with the Trust pursuant to which it distributes Fund Shares.

Affiliated Trustees and Officers. A Trustee and certain officers of the Trust are also officers and/or directors of CFS and Calamos Advisors. Such trustee and officers serve without direct compensation from the Trust. The Trust's Statement of Additional Information contains additional information about the Trust's Trustees and Officers and is available without charge, upon request, at www.calamos.com or by calling 866.363.9219.

Note 3 – Investments Transactions

The cost of purchases and proceeds from sales of long-term investments, excluding short-term investments and in-kind transactions, for the period ended January 31, 2024 are shown in the table below.

	COST OF PURCHASES		PROCEEDS FROM SALES
FUND	U.S. GOV'T SECURITIES	OTHER	U.S. GOV'T SECURITIES	OTHER
Convertible Equity Alternative ETF	$—	$5,003,067	$—	$4,571,885
CEF Income & Arbitrage ETF	—	—	—	—

The cost of purchases and proceeds from in-kind transactions associated with creations and redemptions for the period ended January 31, 2024 are shown in the table below.

FUND	COST OF IN-KIND PURCHASES	PROCEEDS FROM IN-KIND SALES
Convertible Equity Alternative ETF	$17,497,087	$—
CEF Income & Arbitrage ETF	1,244,861	—

Note 4 – Income Taxes

The cost basis of investments for federal income tax purposes at January 31, 2024 was as follows*:

FUND	COST BASIS OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Convertible Equity Alternative ETF	$17,779,723	$802,700	$(88,423)	$714,277
CEF Income & Arbitrage ETF	1,244,861	7,162	(15,606)	(8,444)

*  Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

The tax character of distributions for the period ended January 31, 2024 will be determined at the end of each Fund's current fiscal year.

Note 5 – Securities Lending

The Funds may loan one or more of its securities to broker-dealers and banks. Any such loan must be secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the value of the securities loaned by the Funds. The Funds continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives an additional return that may be in the form of a fixed fee or a percentage of the collateral. The additional return, if any, is disclosed on a net basis as Securities lending income in the Statement of Operations. Upon receipt of cash or cash equivalent collateral, the Funds' securities lending agent invests the collateral into short term investments

ETF FAMILY OF FUNDS SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

following investment guidelines approved by Calamos Advisors. The Funds record the investment of collateral as an asset (Investment in securities, at value or Restricted cash for collateral on securities loaned) and the value of the collateral as a liability (Collateral for securities loaned) on the Statement of Assets and Liabilities. If the value of the invested collateral declines below the value of the collateral deposited by the borrower, the Funds will record unrealized depreciation equal to the decline in value of the invested collateral. The Funds will pay reasonable fees to persons unaffiliated with the Funds for services in arranging these loans. The Funds have the right to call a loan and obtain the securities loaned at any time. The Funds do not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Funds could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the year while the Funds seek to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this year, and (c) the expenses of enforcing its rights. In an effort to reduce these risks, the Funds' security lending agent monitors and reports to Calamos Advisors on the creditworthiness of the firms to which the Funds lend securities.

The following table indicates the total amount of securities loaned by asset class, reconciled to the gross liability payable upon return of the securities loaned by the Funds as of January 31, 2024.

	AMOUNT OF COLLATERAL HELD IN SHORT TERM INVESTMENTS AND RESTRICTED	AMOUNT OF NON-CASH	TOTAL	VALUE OF SECURITIES ON LOAN TO BROKER-DEALERS AND BANKS BY ASSET CLASS ON LOAN			EXCESS AMOUNT DUE TO/(FROM)
FUND	CASH	COLLATERAL	COLLATERAL	EQUITY	FIXED INCOME	TOTAL	COUNTERPARTY
Convertible Equity Alternative ETF	$239,533	$—	$239,533	$153,703	$77,580	$231,283	$(8,250)

Note 6 – Fair Value Measurement

Various inputs are used to determine the value of the Fund's investments. These inputs are categorized into three broad levels as follows:

•  Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•  Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•  Level 3 – Prices reflect unobservable market inputs (including the Fund's own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of each Fund's investments.

The following is a summary of the inputs used in valuing the Fund's holdings at fair value:

	CONVERTIBLE EQUITY ALTERNATIVE ETF
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$16,538,419	$—	$16,538,419
Convertible Preferred Stocks	1,543,981	172,067	—	1,716,048
Investment of Cash Collateral For Securities Loaned	—	239,533	—	239,533
Total	$1,543,981	$16,950,019	$—	$18,494,000

www.calamos.com

Notes to Financial Statements (Unaudited)

	CEF INCOME & ARBITRAGE ETF
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Closed-End Funds	$1,236,417	$—	$—	$1,236,417
Total	$1,236,417	$—	$—	$1,236,417

Note 7 – Creation and Redemption Transactions

Each Fund offers and issues Shares at net asset value ("NAV") only in aggregations of a specified number of Shares, generally in exchange for a basket of securities constituting the portfolio holdings of a Fund, together with the deposit of a specified cash payment, or, in certain circumstances, for an all cash payment. Shares of the Funds are listed and principally traded on NYSE Arca, Inc. ("NYSE Arca" or the "Exchange"). Shares trade on the Exchange at market prices that may be below, at, or above NAV. Unlike mutual funds, Fund Shares are not individually redeemable securities. Rather, each Fund issues and redeems Shares on a continuous basis at NAV, typically in creation units of 50,000 Shares for Calamos Convertible Equity Alternative ETF and 25,000 Shares for Calamos CEF Income & Arbitrage ETF (each, a "Creation Unit"). In the event of the liquidation of a Fund, the Trust may lower the number of Shares in a Creation Unit. Financial entities known as "authorized participants" (which are discussed in greater detail below) have contractual arrangements with each Fund or the Distributor to purchase and redeem Fund Shares directly with such Fund in Creation Units in exchange for the securities comprising the Fund and/or cash, or some combination thereof. Fund Shares are traded in the secondary market and elsewhere at market prices that may be at, above, or below a Fund's NAV. Fund Shares are only redeemable in Creation Units by authorized participants. An authorized participant that purchases a Creation Unit of Fund Shares deposits with such Fund a "basket" of securities and/or other assets identified by the Fund that day, and then receives the Creation Unit of Fund Shares in return for those assets. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of Fund Shares for a basket of securities and other assets. The basket is generally representative of a Fund's portfolio, and together with a cash balancing amount, it is equal to the NAV of the Fund Shares comprising the Creation Unit. Pursuant to Rule 6c-11 of the 1940 Act ("Rule 6c-11"), a Fund may utilize baskets that are not representative of the Fund's portfolio. Such "custom baskets" are discussed in each Fund's Statement of Additional Information in the section entitled "Creation and Redemption of Creation Units". Transaction fees and other costs associated with creations or redemptions that include cash may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.

ETF FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Convertible Equity Alternative ETF Financial Highlights

Selected data for a share outstanding throughout the period was as follows:

	(UNAUDITED) OCTOBER 4, 2023• THROUGH JANUARY 31, 2024
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$24.23
Income from investment operations:
Net investment income (loss)(a)	(1.14)
Net realized and unrealized gain (loss)	3.28
Total from investment operations	2.14
Less distributions to common shareholders from:
Net investment income	(0.09)
Total distributions(b)	(0.09)
Net asset value, end of period	$26.28
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:
Net asset value(c)	8.89%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses	0.69	%(d)
Net investment income (loss)	(13.68	)%(d)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of period (000)	$18,398
Portfolio turnover rate(f)	59	%(e)

•  Commencement of operations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Distribution for annual periods determined in accordance with federal income tax regulations.

(c)  Total return measures net investment (loss) income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(d)  Annualized.

(e)  Not annualized.

(f)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

www.calamos.com

Calamos CEF Income & Arbitrage ETF Financial Highlights

Selected data for a share outstanding throughout the period was as follows:

	(UNAUDITED) JANUARY 16, 2024• THROUGH JANUARY 31, 2024
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$25.03
Income from investment operations:
Net investment income (loss)(a)	0.08
Net realized and unrealized gain (loss)	(0.21)
Total from investment operations	(0.13)
Less distributions to common shareholders from:
Net investment income	—
Total distributions	—
Net asset value, end of period	$24.90
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:
Net asset value(b)	(0.52)%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses	0.74	%(c)(d)
Net investment income (loss)	7.40	%(c)(d)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of period (000)	$1,245
Portfolio turnover rate(f)	0	%(e)

•  Commencement of operations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)  Annualized.

(d)  The Fund invests in other funds and indirectly bears its proportionate shares of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(e)  Not annualized.

(f)  Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

ETF FAMILY OF FUNDS SEMIANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of Calamos ETF Trust

Results of Review of Interim Financial Information

We have reviewed the accompanying statements of assets and liabilities, including the schedules of investments, of Calamos Convertible Equity Alternative ETF and Calamos CEF Income & Arbitrage ETF (each, a "Fund", and collectively, the "Funds"), series of Calamos ETF Trust (the "Trust"), as of January 31, 2024, the related statements of operations, changes in net assets, and the financial highlights for the period from October 4, 2023 (commencement of operations) to January 31, 2024, and the period from January 16, 2024 (commencement of operations) to January 31, 2024, respectively, and the related notes (collectively referred to as the "interim financial information"). Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial information for it to be in conformity with accounting principles generally accepted in the United States of America.

Basis for Review Results

This interim financial information is the responsibility of the Funds' management. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our review in accordance with standards of the PCAOB. A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the PCAOB, the objective of which is the expression of an opinion regarding the financial statements and financial highlights taken as a whole. Accordingly, we do not express such an opinion.

March 21, 2024

Chicago, Illinois

We have served as the auditor of one or more Calamos investment companies since 2003.

www.calamos.com

Trustee Approval of Management Agreement

The Board of Trustees ("Board" or the "Trustees") of Calamos ETF Trust ("Trust"), on behalf of its two new series, Calamos Convertible Equity Alternative ETF ("CVRT") and Calamos CEF Income & Arbitrage ETF ("CCEF") (each a "New Fund" and, together, the "New Funds"), oversees the management of the New Funds, and, as required by law, determines whether to approve or (annually thereafter) continue the New Funds' management agreement with Calamos Advisors LLC ("Adviser") pursuant to which the Adviser serves as the investment manager and provides certain administrative services for the New Funds. The "Independent Trustees," who comprise more than 80% of the Board, have never been affiliated with the Adviser.

In connection with their consideration regarding the initial approval of the management agreement for the New Funds, the Trustees received and reviewed a substantial amount of information provided by the Adviser in response to detailed requests from the Independent Trustees and their independent legal counsel. The Board, including the Independent Trustees, considered the data provided by the Adviser and concluded that sufficient information had been provided to allow them to evaluate the terms of the management agreement and each New Fund's investment advisory fee. In the course of their consideration of the agreement, the Independent Trustees were advised by their counsel and, in addition to meeting with management of the Adviser, they met separately in executive session with their counsel.

At a meeting held on September 1, 20231 with respect to CVRT and at a meeting held on September 26, 2023 with respect to CCEF, based on their evaluation of the information referred to above and other information provided in this and previous meetings, the Trustees determined that the overall arrangement between each New Fund and the Adviser was fair in light of the nature, quality and extent of the services to be provided by the Adviser and its affiliates, as applicable, the proposed fees to be charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At such meetings, the Trustees, including all of the Independent Trustees, approved the management agreement with respect to each New Fund through September 1, 2025, subject to possible earlier termination as provided in such agreement.

In connection with its consideration of the management agreements with respect to the New Funds, the Board considered, among other things: (i) the nature, quality and extent of the Adviser's services to be provided, (ii) the fees and other expenses to be paid by the New Funds as well as expense information for comparable funds, (iii) the estimated profitability of the Adviser and its affiliates from their relationship with the New Funds, (iv) whether economies of scale may be realized as the New Funds grow and whether potential economies may be shared, in some measure, with each New Fund's respective investors; and (v) other benefits to the Adviser from their relationship with the New Funds. In the Board's deliberations, no single factor was responsible for the Board's decision to approve the management agreement, and each Trustee may have afforded different weight to the various factors.

Nature, Quality and Extent of Services. The Board's consideration of the nature, quality and extent of the Adviser's services to be provided to the New Funds took into account the knowledge that may be gained from the Board's meetings with the Adviser throughout the years. In addition, the Board considered: the Adviser's long-term history of managing other funds in the Calamos fund complex; the consistency of the Adviser's investment approach; the background and experience of the portfolio management personnel who will play key roles in managing the New Funds; and the Adviser's provision of administrative services for other funds in the Calamos fund complex, including, among other things, in the areas of brokerage selection, trade execution, compliance and shareholder communications. The Board also reviewed the Adviser's resources and key personnel expected to be involved in providing investment management services to the New Funds. The Board also considered compliance reports about the Adviser from the Trust's Chief Compliance Officer. The Board concluded that the nature, quality and extent of the services to be provided by the Adviser to the New Funds were appropriate and consistent with the management agreement and that the New Funds were likely to benefit from services to be provided under the management agreement with the Adviser.

Investment Performance of the New Funds. Because the New Funds have not yet commenced operations, the Board did not consider the investment performance of the New Funds. For CCEF, the Board did consider, however, the results of another account managed using a strategy similar to the strategy CCEF is expected to pursue.

1  The meeting was held via videoconference in reliance on an exemptive order issued by the Securities and Exchange Commission on June 19, 2020.

ETF FAMILY OF FUNDS SEMIANNUAL REPORT

Trustee Approval of Management Agreement

Costs of Services Provided and Profits Realized by the Adviser. Using information provided by an independent third-party service provider, the Board evaluated each New Fund's proposed management fee rate compared to the median management fee rate for other funds similar in size to the estimated size of the New Fund, character and investment strategy (the "Expense Group") and estimated total expense ratio compared to the median total expense ratio of the Expense Group. For CVRT, the Board considered that the CVRT's estimated total net expense ratio and proposed management fee rate are both higher than the respective medians of the Expense Group. For CCEF, the Board considered that CCEF's estimated total net expense ratio was higher than the median of the Expense Group and that the proposed management fee rate was equal to the median of the Expense Group. The Board also took into that the proposed management fee was a unitary or "all-inclusive" fee structure which combines fees for investment advisory and administrative services proposed to be rendered by the Adviser to the New Funds. Lastly, the Board considered the Adviser's confidence in its investment team to deliver favorable performance and scale, with regard to CVRT, given its track record with other accounts that it manages and, with regard to CCEF, given its track record with another account that it manages in a strategy similar to that of CCEF.

Economies of Scale. The Board noted that the proposed management fee does not contain breakpoints. The Board also considered that the proposed unitary fee structure provides investors with additional stability and increased fee certainty during the contractual period. The Trustees noted that, to the extent the each may achieve economies of scale relating to each New Fund, it may share the benefits of such economies of scale with New Fund through, for example, enhancements to investment practices and operations and increasing levels of services to each Fund and its shareholders.

Profitability. The Board considered information on the anticipated profitability of the Adviser in serving as the New Funds' investment manager and of the Adviser and its affiliates in their relationships with each New Fund, as well as an explanation of the methodology utilized in allocating various expenses among the funds in the Calamos fund complex and the Adviser's other business units.

Other Benefits Derived from the Relationship with the New Funds. The Board considered other benefits that could accrue to the Adviser and its affiliates from their relationship with the New Funds. The Board concluded that while the Adviser may potentially benefit from their relationship with the New Funds in ways other than the proposed fees payable by the New Funds, the New Funds also may benefit from its relationship with the Adviser in ways other than the services to be provided by the Adviser and its affiliates pursuant to its agreement with the New Funds and the proposed fees payable by each New Fund.

In light of all of the information presented, and after full consideration of the above factors as well as other factors that were instructive in their consideration, the Trustees, including all of the Independent Trustees, concluded that the Trust's proposed management agreement with the Adviser with respect to each New Fund was, and its approval would be, in the best interest of each New Fund and its prospective shareholders.

www.calamos.com

This report, including the unaudited financial statements contained herein, is submitted for general information for the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless accompanied by a currently effective prospectus of the Funds. The views expressed in this report reflect those of Calamos Advisors LLC only through January 31, 2024.

A description of the Calamos Proxy Voting Policies and Procedures and the Funds' proxy voting record for the 12-month period ended June 30 are available free of charge upon request by calling 866.363.9219, by visiting the Calamos Web site at www.calamos.com, or by writing Calamos at: Calamos Investments, Attn: Client Services, 2020 Calamos Court, Naperville, IL 60563. The Funds' proxy voting record is also available free of charge by visiting the SEC Web site at www.sec.gov.

The Funds file a complete list of their portfolio holdings with the SEC for the first and third quarters each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available free of charge, upon request, by calling or writing Calamos Investments at the phone number or address provided above or by visiting the SEC Web site at www.sec.gov.

TO OBTAIN INFORMATION ABOUT THE FUNDS: 866.363.9219.
Representatives are available from 8:30 am - 5:00 pm CST.

VISIT OUR WEB SITE: www.calamos.com

INVESTMENT ADVISER:
Calamos Advisors LLC
2020 Calamos Court
Naperville, IL 60563-2787

CUSTODIAN AND FUND ACCOUNTING AGENT & TRANSFER AGENT:
State Street Bank and Trust Company
Boston, MA

DISTRIBUTOR:*
Calamos Financial Services LLC
2020 Calamos Court,
Naperville Illinois 60563-2787

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
Deloitte & Touche LLP
Chicago, IL

LEGAL COUNSEL:
Ropes & Gray LLP
Chicago, IL

* Prior to February 12, 2024, Foreside Fund Services, LLC, Portland,
ME 04101 was the distributor for the Calamos Convertible Equity Alternative ETF.

Visit our Web site for timely fund performance, detailed fund profiles, fund news and insightful market commentary.

2020 Calamos Court
Naperville, IL 60563-2787
866.363.9219
www.calamos.com

© 2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

ETFSAR 12056 013124

Item 1(b).

Registrant has included in its Rule 30e-3(c) notice only the disclosures specified by Rule 30e-3(c)(1) and (2). Therefore, Registrant has not included a copy of the notice herewith.

ITEM 2. CODE OF ETHICS.

Not applicable. The information required by this Item 2 is only required in an annual report on this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable. The information required by this Item 3 is only required in an annual report on this Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable. The information required by this Item 4 is only required in an annual report on this Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

(a) Included in the Report to Contract Holders in Item 1.

(b) Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 11. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of Ethics — Not applicable for this semiannual report.

(a)(2)(i) Certification of Principal Executive Officer.

(a)(2)(ii) Certification of Principal Financial Officer.

(b) Certifications pursuant to Section 906 of the Sarbanes Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos ETF Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 26, 2024

By:	/s/ Thomas E. Herman
Name:	Thomas E. Herman
Title:	Principal Financial Officer
Date:	March 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 26, 2024

By:	/s/ Thomas E. Herman
Name:	Thomas E. Herman
Title:	Principal Financial Officer
Date:	March 26, 2024